INCOME TAXES (Summary of Aggregate Amount and per Share Effect of Tax Holidays) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Basic [Member] USD ($)	Dec. 31, 2014 Basic [Member] CNY	Dec. 31, 2013 Basic [Member] CNY	Dec. 31, 2012 Basic [Member] CNY	Dec. 31, 2014 Diluted [Member] USD ($)	Dec. 31, 2014 Diluted [Member] CNY	Dec. 31, 2013 Diluted [Member] CNY	Dec. 31, 2012 Diluted [Member] CNY
Income Tax Holiday [Line Items]
The aggregate amount	$ 2,606	16,170	942	8,449
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares outstanding					$ 0.01	0.05		0.04	$ 0.01	0.05		0.04